INCOME TAX - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Mainland China
INCOME TAX
Accumulated tax losses	$ 102,647	$ 83,103
Mainland China | Minimum
INCOME TAX
Unused tax losses expiry term	5 years
Mainland China | Maximum
INCOME TAX
Unused tax losses expiry term	10 years
The United States
INCOME TAX
Accumulated tax losses	$ 54,168	$ 46,201
Percentage of taxable income annual limitation to offset against future taxable profits	80.00%